Private Placement (Details) - USD ($)		10 Months Ended	12 Months Ended
	May 30, 2023	Dec. 31, 2023	Dec. 31, 2024
Private Placement [Line Items]
Aggregate amount (in Dollars)			$ 7,650,000
Sale of stock issued shares		7,650,000
Business Combination [Member]
Private Placement [Line Items]
Redeem percentage			100.00%
Private Placement Warrants [Member]
Private Placement [Line Items]
Aggregate amount (in Dollars)	$ 7,650,000		$ 7,650,000
Exercise price (in Dollars per share)	$ 11.5		$ 11.5
Stock price per shares (in Dollars per share)	$ 1		$ 1
Sale of stock issued shares	7,650,000		7,650,000
Private Placement Warrants [Member] | Cantor Fitzgerald & Co [Member]
Private Placement [Line Items]
Sale of stock issued shares			1,650,000
Private Placement Warrants [Member] | Sponsor [Member]
Private Placement [Line Items]
Sale of stock issued shares	6,000,000		6,000,000
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Number of shares			1
Exercise price (in Dollars per share)			$ 11.5
Purchase holder shares			1
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Purchase holder shares	1